Consolidated Statements of Income - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statements of Income [Abstract]
Sales	$ 6,841	$ 7,536	$ 10,015
Cost of sales	4,585	4,865	4,983
Gross profit	2,256	2,671	5,032
Selling, transport and marketing expenses	1,114	1,093	1,181
General and administrative expenses	259	260	291
Research and development expenses	69	71	68
Other expenses	60	128	30
Other income	(21)	(22)	(54)
Operating income	775	1,141	3,516
Finance expenses	181	259	327
Finance income	(41)	(91)	(214)
Finance expenses, net	140	168	113
Share in earnings of equity-accounted investees	1	1	1
Income before taxes on income	636	974	3,404
Taxes on income	172	287	1,185
Net income	464	687	2,219
Net income attributable to the non-controlling interests	57	40	60
Net income attributable to the shareholders of the Company	$ 407	$ 647	$ 2,159
Earnings per share attributable to the shareholders of the Company:
Basic earnings per share (in dollars)	$ 0.32	$ 0.5	$ 1.68
Diluted earnings per share (in dollars)	$ 0.32	$ 0.5	$ 1.67
Weighted-average number of ordinary shares outstanding:
Basic (in thousands)	1,289,968	1,289,361	1,287,304
Diluted (in thousands)	1,290,039	1,290,668	1,289,947